Other Current and Noncurrent Assets - Schedule of Expected Credit Losses (Details) - Other Current Assets [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Expected Credit Losses [Line Items]
Balance at beginning of the year	¥ (2,488)	$ (343)	¥ (1,435)
Additional allowance charged to expense	(3,849)	(525)	(1,053)
Balance at the end of the year	¥ (6,337)	$ (868)	¥ (2,488)